Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010
Condensed Balance Sheets [Abstract]
Accounts receivable, allowances (in dollars)	$ 76	$ 50	$ 96
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	25,000	25,000	25,000
Common stock, shares issued (in shares)	14,647	14,500	14,447
Common stock, shares outstanding (in shares)	14,647	14,500	14,447